Bank Loan (Tables)	12 Months Ended
Dec. 31, 2018
Bank Loan [Abstract]
Schedule of short-term bank loan
	December 31, 2018	December 31, 2017

Loan from China Construction Bank	$218,166	$230,507
Loan from Bank of Communication	290,888	-
Loan from Bank of China	727,220	-
Loan from Dongguan Bank	290,888	-
	$1,527,162	$230,507